SUBSEQUENT EVENT (Tables)	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Earn-out Consideration

20-Day VWAP	Earn-Out Consideration
$14.00	10,714,285 Common Units
$16.00	9,375,000 Common Units
$18.00	13,888,889 Common Units
$20.00	12,500,000 Common Units